Taxes - Schedule of Taxes (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Taxes [Line Items]
Current Taxes	$ 315,020	$ 239,580	$ 139,912
Non-Current Taxes			24,184
Taxes, total	315,020	239,580	164,096
COFINS [Member]
Schedule of Taxes [Line Items]
Current Taxes	68,108	51,798
Non-Current Taxes
Taxes, total	68,108	51,798	29,710
Contribuição Sindical [Member]
Schedule of Taxes [Line Items]
Current Taxes	4,918	3,740
Non-Current Taxes
Taxes, total	4,918	3,740	4
CSRF [Member]
Schedule of Taxes [Line Items]
Current Taxes	11,047	8,402
Non-Current Taxes
Taxes, total	11,047	8,402	7,494
INSS [Member]
Schedule of Taxes [Line Items]
Current Taxes	1,264	961
Non-Current Taxes
Taxes, total	1,264	961	1,252
IPI [Member]
Schedule of Taxes [Line Items]
Current Taxes	18	1,372
Non-Current Taxes
Taxes, total	18	14
IRPJ [Member]
Schedule of Taxes [Line Items]
Current Taxes	11,578	880,527
Non-Current Taxes
Taxes, total	11,578	8,805
IRRF [Member]
Schedule of Taxes [Line Items]
Current Taxes	7,221	5,484
Non-Current Taxes
Taxes, total	7,221	5,484	19,233
PIS [Member]
Schedule of Taxes [Line Items]
Current Taxes	16,252	12,360
Non-Current Taxes
Taxes, total	16,252	12,360	9,617
Tax Fine [Member]
Schedule of Taxes [Line Items]
Current Taxes	6,509	494,994
Non-Current Taxes
Taxes, total	6,509	4,950
Tax Government Program [Member]
Schedule of Taxes [Line Items]
Current Taxes
Non-Current Taxes
Taxes, total			20,010
ISS [Member]
Schedule of Taxes [Line Items]
Current Taxes	201	153
Non-Current Taxes
Taxes, total	201	153	195
ICMS [Member]
Schedule of Taxes [Line Items]
Current Taxes	187,631	142,698
Non-Current Taxes
Taxes, total	187,631	142,698	76,311
ICMS ST [Member]
Schedule of Taxes [Line Items]
Current Taxes	282	214
Non-Current Taxes
Taxes, total	$ 282	$ 214	$ 270